Unaudited Condensed Consolidated Statements of Operations (USD $)	3 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Income Statement [Abstract]
Revenues	$ 724,632
Cost of revenues	494,555
Gross profit	230,077
Operating expenses:
General and administrative	277,360	43,714
Depreciation and amortization	5,452	90
Total operating expenses	282,812	43,804
Loss from operations	(52,735)	(43,804)
Other income (expense):
Interest and finance charges	(151,003)	(2,851)
Interest and finance charges - related parties	(16,491)	(3,653)
Loss on conversion of notes payable - related parties	(36,380)
Loss on disposal of assets	(28,748)
Other income (expenses)		3,400
Total other income (expense)	(232,622)	(3,104)
Loss from continuing operations	(285,357)	(46,908)
Discontinued operations
Operating loss from discontinued operations	(36)	(36)
Gain on disposal of discontinued operations	95,564
Gain from discontinued operations	95,528	(36)
Less loss attributable to noncontrolling interest		(4)
Net gain from discontinued operations	95,528	(32)
Net loss before income taxes	(189,829)	(46,940)
Income taxes
Net loss attributable to common shareholders	$ (189,829)	$ (46,940)
Gain (loss) per common share, basic and diluted:
Continuing operations	$ 0.00	$ 0.00
Discontinued operations	$ 0.00	$ 0.00
Weighted average number of shares outstanding - basic and diluted	79,307,202	58,057,763